Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Consolidated Statements of Comprehensive Income
Net income	$ 867.7	$ 101.3	$ 236.6	$ 4,679.5	$ 1,316.1
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(798.8)	616.5	1,909.3	(9,751.4)	(1,607.2)
Net unrealized gains (losses) on derivative instruments	41.5	(5.8)	(41.8)	(23.1)	33.5
Liability for future policy benefits discount rate remeasurement gain (loss)	724.2	(148.5)	(392.2)	4,973.4	1,640.1
Market risk benefit nonperformance risk gain (loss)	(8.4)	0.1	(31.1)	111.5	(2.2)
Net unrecognized postretirement benefit obligation	(0.3)	(0.3)	1.8	(2.0)	1.5
Other comprehensive income (loss)	(41.8)	462.0	1,446.0	(4,691.6)	65.7
Comprehensive income	825.9	563.3	1,682.6	(12.1)	1,381.8
Comprehensive income attributable to noncontrolling interest	0.7	0.6	19.6	62.2	24.3
Comprehensive income attributable to Principal Life Insurance Company	$ 825.2	$ 562.7	$ 1,663.0	$ (74.3)	$ 1,357.5